PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,
	2024	2023
Cost:

Leasehold improvements	$129,326	$125,075
Computers, peripheral equipment and electronic equipment	40,804	44,356
Internal use software	12,974	11,119
Office furniture and equipment	8,521	8,645
Vehicles	289	270

	191,914	189,465

Less - accumulated depreciation	63,759	52,537

Depreciated cost	$128,155	$136,928

Schedule of depreciation expense related to property and equipment

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$2,722	$3,060	$3,533
Research and development, net	14,296	10,566	8,126
Selling and marketing	5,401	4,366	3,269
General and administrative	2,827	2,500	1,683

	$25,246	$20,492	$16,611